Basis of preparation (Details)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Canadian Dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	1.39		1.37
Average foreign currency exchange rate	1.37	1.43
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	0.86		0.85
Average foreign currency exchange rate	0.85	0.95
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	6.90		6.99
Average foreign currency exchange rate	6.92	7.27